Related Party Transactions - Puttable instrument financial liability (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2017 CAD ($) shares	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2019 CAD ($)
Related Party Transactions
Minimum percentage of significant equity interest		10.00%	10.00%
Indemnification asset					$ 6,362
Reimbursements of expenses, primarily including employee benefits and lease and office expenses			$ (811)
Royalty expense			210
Gain from disposition of subsidiary			229	$ 57
Credit losses on corporate guarantees			$ (3,134)
Put Holder
Related Party Transactions
Consideration received on sale of subsidiary	$ 14,413
Number of common stock shares issued | shares	90,000
Company Controlled By Chairman
Related Party Transactions
Loans to corporate entities					828
Interest percentage on loans provided		6.30%	6.30%
Reimbursements of expenses, primarily including employee benefits and lease and office expenses			$ 811
Nominal consideration on sale of non-core metal processing business | €		€ 1.00
Gain from disposition of subsidiary			$ 906
Merkanti Holding plc | Company Controlled By Chairman
Related Party Transactions
Bonds issued		€ 316,000			$ 462
Total outstandaing percentage of offering and bonds issued		1.25%	1.25%